Stock-based compensation - Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	24,129,096
Options exercisable (in shares)	9,332,369
Option One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	5,548,717
Weighted Average Remaining Contractual Life (Years)	8 years 4 months 24 days
Options outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 0.18
Options exercisable (in shares)	3,492,915
Weighted Average Remaining Contractual Life (Years)	8 years 4 months 24 days
Options exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 0.18
Option Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	9,602,898
Weighted Average Remaining Contractual Life (Years)	8 years 8 months 12 days
Options outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 0.21
Options exercisable (in shares)	3,138,238
Weighted Average Remaining Contractual Life (Years)	8 years 8 months 12 days
Options exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 0.21
Option Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	7,524,114
Weighted Average Remaining Contractual Life (Years)	8 years 9 months 18 days
Options outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 1.42
Options exercisable (in shares)	2,194,532
Weighted Average Remaining Contractual Life (Years)	8 years 9 months 18 days
Options exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 1.42
Option Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	40,581
Weighted Average Remaining Contractual Life (Years)	6 years 1 month 6 days
Options outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 1.49
Options exercisable (in shares)	39,927
Weighted Average Remaining Contractual Life (Years)	6 years 1 month 6 days
Options exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 1.49
Option Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	766,989
Weighted Average Remaining Contractual Life (Years)	7 years 9 months 18 days
Options outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 5.24
Options exercisable (in shares)	466,757
Weighted Average Remaining Contractual Life (Years)	7 years 9 months 18 days
Options exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 5.24
Option Six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	645,797
Weighted Average Remaining Contractual Life (Years)	9 years 4 months 24 days
Options outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 10.26
Options exercisable (in shares)	0
Weighted Average Remaining Contractual Life (Years)	9 years 4 months 24 days
Options exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 0